Paras Madho
Manager
Securities Operations

CERT/NYS

NYSE

05073775

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

1-32699

December 8, 2005

RECD S.E.C.
DEC 0 8 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Republic Property Trust, Common Shares, par value $0.01. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on December 7, 2005. Tentative listing date – December 14, 2005.

PROCESSED
DEC 15 2005
THOMSON
FINANCIAL

Sincerely,

Paras Madho

1335686